History and activity of the Company - Summary of Main Subsidiaries of BBB Foods Over Which Control is Exercised, Directly and Indirectly (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BBB Foods Limited Partnership
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%
Country	Scotland
Main activity	Intermediate parent
Lothian Shelf Limited
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%
Country	Scotland
Main activity	Holding company
Tiendas Tres B, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%
Country	Mexico
Main activity	Operating company